Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenue

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of the year	564	380
Deferral of revenue	213	400
Recognition of deferred revenue(1)	(279)	(216)
Balance, end of the year	498	564
(1) Includes impairment of deferred revenue due to the sales of Shopify's logistics businesses (see Note 4) during the year ended December 31, 2023.

	December 31, 2023	December 31, 2022
	$	$
Current portion	302	296
Long-term portion	196	268
	498	564
The table below summarizes the gross changes in deferred revenue associated with this non-cash consideration received for the years ended December 31, 2023 and 2022.

	Years Ended
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of the year	382	230
Non-cash consideration received in exchange for services	60	273
Revenue recognized related to non-cash consideration	(158)	(121)
Balance, end of the year	284	382

Current portion	95	135
Long term portion	189	247
	284	382